Business and Basis of Presentation - Summary of Carrying Value of Dave OD's Assets and Liabilities (Details) (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Member advances,Allowance for unrecoverable advances	$ 11,340	$ 12,580	$ 9,355
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Member advances,Allowance for unrecoverable advances	$ 2,825,000